Segment reporting - Schedule of Geographical Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of operating segments [line items]
Revenue by location of customer	$ 477,350	$ 390,359
Non-current assets by location of asset	788,535		$ 774,353
United States
Disclosure of operating segments [line items]
Revenue by location of customer	468,074	381,051
Non-current assets by location of asset	492,532		481,181
Other countries
Disclosure of operating segments [line items]
Revenue by location of customer	9,276	$ 9,308
Non-current assets by location of asset	4,877		8,245
Australia
Disclosure of operating segments [line items]
Non-current assets by location of asset	110,383		101,753
Belgium
Disclosure of operating segments [line items]
Non-current assets by location of asset	58,441		59,460
Canada
Disclosure of operating segments [line items]
Non-current assets by location of asset	83,156		86,643
United Kingdom
Disclosure of operating segments [line items]
Non-current assets by location of asset	$ 39,146		$ 37,071